Non-controlling Interests - Summary of Changes in the Balances Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning Balance	$ (16,486)	$ 9,373
Distributions	(10,102)	(37,160)
Net income (loss)	(6,182)	(11,686)
Ending Balance	11,417	(16,486)
BT HoldCo
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning Balance	4,472	22,480
Distributions	(10,116)	(37,160)
Distribution related to Up-C Restructuring	(8,595)
Foreign currency translation	(149)	173
Recapitalization		(585)
Net income (loss)	14,388	19,564
Ending Balance	0	4,472
Total
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning Balance	7,146	25,187
Distributions	(10,116)	(37,160)
Share-based compensation expense	31	31
Distribution related to Up-C Restructuring	(8,595)
Foreign currency translation	(197)	173
Recapitalization		(585)
Net income (loss)	10,891	19,500
Ending Balance	(840)	7,146
Bit Access [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning Balance	2,674	2,707
Share-based compensation expense	31	31
Foreign currency translation	(48)
Net income (loss)	(3,497)	(64)
Ending Balance	$ (840)	$ 2,674